LEASES - Statement of Income impact of leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Financial interest	$ 135,546	$ 113,815	$ 111,349
Expenses depreciation	207,560	229,665	$ 212,861
Short-term leases	1,934	1,938
Leases for which the underlying asset is of low value	10,099	7,212
Variable payments	5,300	7,577
Interest expense on lease liabilities	1,378	9,360
Buildings
LEASES
Financial interest	133,176	109,800
Expenses depreciation	191,472	198,156
Short-term leases	1,350	983
Leases for which the underlying asset is of low value	639	235
Variable payments	5,300	7,577
Computer equipment
LEASES
Financial interest	2,170	3,907
Expenses depreciation	12,352	17,043
Short-term leases	169	0
Leases for which the underlying asset is of low value	9,098	6,545
Furniture and fixtures
LEASES
Financial interest	93	68
Expenses depreciation	656	548
Short-term leases	410	904
Leases for which the underlying asset is of low value	303	432
Vehicles
LEASES
Financial interest	107	40
Expenses depreciation	3,080	13,918
Short-term leases	5	51
Leases for which the underlying asset is of low value	$ 59	$ 0